CAPITAL STOCK	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Equity [Abstract]
CAPITAL STOCK

NOTE 11 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 10,000,000 shares of $0.001 par value preferred stock in one or more designated series, each of which shall be so designated as to distinguish the shares of each series of preferred stock from the shares of all other series and classes. The Company’s board of directors is authorized, without stockholders’ approval, within any limitations prescribed by law and the Company’s Articles of Incorporation, to fix and determine the designations, rights, qualifications, preferences, limitations and terms of the shares of any series of preferred stock.

On August 17, 2022, the Company filed a Certificate of Designation for a newly created Series C Non-Convertible Preferred Stock consisting of 100 shares, $0.001 par value, of authorized but unissued preferred stock of the Company (“Series C Preferred Shares”).

The Series C Preferred Shares vote together with shares of our common stock as a single class on all matters presented to a vote of stockholders, except as required by law. The Series C Preferred Shares are not convertible into common stock, do not have any dividend rights and do have a nominal liquidation preference. The Series C Preferred Shares also have certain protective provisions, such as requiring the vote of a majority of Series C Preferred Shares to change or amend their rights, powers, privileges, limitations and restrictions.

Issued Shares

As of July 31, 2022, there were no designations of Preferred Stock authorized or outstanding.

In connection with the Closing (see Note 4), on August 19, 2022, the Company issued each of Skycrest and Greyt, 50 shares of the Series C Preferred Shares. The Series C Preferred Shares are automatically redeemed by the Company for nominal consideration at such time as the holder owns less than 50% of the Shares purchased pursuant to its SPA and Shares issued or issuable upon exercise of the Consulting Warrants or in the event the holder transfers or seeks to transfer the Series C Preferred Shares, other than by the laws of descent and distribution.

Common Stock

Issuances of Common Stock - Sales:

In November 2021, the Company sold an aggregate of 8,000,000 shares of common stock to one “accredited investor” at $0.05 per share for an aggregate purchase price of $400,000. The proceeds were used for working capital.

In January 2022, the Company sold an aggregate of 666,667 shares of common stock to one “accredited investor” at $0.03 per share for an aggregate purchase price of $20,000. The purchase price was paid through an offset of an outstanding balance owed by the Company to the investor at the time of the sale of $20,000.

In February 2022, the Company sold an aggregate of 8,333,333 shares of common stock to one “accredited investor” at $0.03 per share for an aggregate purchase price of $250,000. The proceeds were used for working capital.

During August 2022, in connection with the Closing, the Company sold an aggregate of 200,000,000 shares of common stock to several “accredited investors” at $0.02 per share for an aggregate purchase price of $4,000,000. The proceeds are being used for working capital.

During August 2022 and September 2022, the Company sold an aggregate of 62,500,000 shares of common stock to three “accredited investors” at $0.04 per share for an aggregate purchase price of $2,500,000. The proceeds are being used for working capital.

Issuances of Common Stock – Stock-Based Compensation:

On December 27, 2021, the Company and an employee agreed to an amendment of the employee’s employment agreement. Under the terms of the amendment, the employee agreed to extend the term of the agreement through December 31, 2024 and the Company agreed to increase the employee’s annual salary from $180,000 per year to $210,000 per year effective January 1, 2022. In connection with the amendment, the Company agreed to grant the employee 1,000,000 shares of common stock of the Company to vest quarterly over the remaining term of the agreement (valued at $.029 per share, the closing price of the common stock of the Company on the grant date). The total value of the stock granted in connection with the amendment was $29,000 which will be amortized over the remaining term of the agreement. The Company recorded $7,250 and $15,708 of stock-based compensation during the three and nine months ended July 31, 2022, respectively, in connection with these shares.

In connection with the VP Agreements, during the nine months ended July 31, 2022, the Company issued each of the Sales Executive an additional 450,000 Performance Shares (total 900,000 shares) valued at $31,500, based on the closing price of the common stock of the Company on the grant date of $0.035 per share. On June 30, 2022, the VP Agreements were terminated (see note 12). The Company has amortized the value of the stock-based compensation of $31,500 up through the date of termination. The Company has recorded a total of $5,250 and $15,750 of stock-based compensation expense during the three and nine months ended July 31, 2022, respectively, in connection with these shares.

On March 17, 2022, the Company entered into a consulting agreement with a third party to assist the Company with certain services associated with the implementation of the PPXTM service platform as well as other customary day to day activities as reasonably requested. The term of the agreement expires on September 30, 2022 (“Initial Term”) and may be renewed for four additional six-month terms upon mutual agreement. As consideration for agreeing to provide consulting services to the Company during the Initial Term, the Company agreed to issue the consultant 7,000,000 shares of unregistered common stock. The Company also agreed to provide the consultant 5,000,000 shares of unregistered common stock for each renewal period, if any. The shares issued were valued at $0.018 per share, the closing price of the common stock of the Company on the effective date of the agreement, totaling $126,000. The Company will amortize the costs associated with the issuance over the Initial Term of the agreement. The Company amortized $58,154 and $87,231 of stock-based compensation expense during the three and nine months ended July 31, 2022, respectively.

On June 9, 2022, the Company entered into a consulting agreement with a company affiliated with Mr. Sinnreich in connection with past and future consulting and advisory services to be provided to the Company. In connection with the consulting agreement, for the months of June 2022 and July 2022, the Company issued the consultant 1,700,000 shares and 2,000,000 shares of unregistered common stock valued at $0.019 per share and $0.0135 per share, the closing price of the common stock of the Company on June 9, 2022 and July 1, 2022, respectively. All of the shares granted vested immediately on the date of grant. The Company recorded $59,300 of stock-based compensation expense based on the grant date fair value of these shares during the three months and nine months ended July 31, 2022.

On July 21, 2022, in connection with the Term Sheet, Mr. Sinnreich was issued 10,000,000 shares of restricted common stock that vested immediately upon issuance. The shares issued were valued at $0.0343 per share, the closing price of the common stock of the Company on the effective date of the Term Sheet, totaling $343,000. The Company recorded $343,000 of stock-based compensation expense during the three and nine months ended July 31, 2022.

On July 21, 2022, in connection with the Term Sheet, during the first year of the Initial Term, Mr. Sinnreich will be compensated by the issuance of 24,000,000 shares of Organicell’s common stock upon execution of the Term Sheet, which shall vest pro-rata in equal monthly installments of 2,000,000 shares each. The shares issued were valued at $0.0343 per share, the closing price of the common stock of the Company on the effective date of the Term Sheet, totaling $823,200. The Company will amortize the costs associated with the issuance over the first year of the Initial Term. The Company recorded $22,553 of stock-based compensation expense during the three and nine months ended July 31, 2022.

On August 18, 2022, the Company entered into a consulting agreement with a third party to provide strategic marketing and digital marketing services for a minimum period of six months. As consideration for agreeing to provide consulting services to the Company, the Company will pay the consultant $15,000 per month and issued the consultant 2,500,000 shares of unregistered common stock valued at $0.0241 per share, the closing price of the common stock of the Company on the effective date of the agreement. All of the shares granted vested immediately on the date of issuance. The Company will record $60,250 of stock-based compensation expense based on the grant date fair value of these shares during the three months ended October 31, 2022. The consulting agreement may be renewed for additional six month periods under the same terms unless either party provides 30 days written notice to terminate.

Equity Line of Credit Commitment:

During November 2021, the Company entered into an term sheet agreement with Tysadco Partners LLC, a Delaware limited company (“Tysadco”) whereby Tysadco agreed to provide the Company with a $10,000,000 equity line of credit facility (“ELOC”), subject to many conditions including the Company determining to proceed with the ELOC, approval and execution of definitive agreements for the ELOC and the Company subsequently filing a registration statement covering the underlying shares to be sold under the ELOC. The Company was not obligated to proceed with the ELOC or file a registration statement for the ELOC. In connection with the above, Tysadco agreed to purchase 7,000,000 restricted common shares of the Company priced at $0.05 per share ($350,000) upon such time that the Company initially files the registration statement for the ELOC. In connection with the above, the Company agreed to pay a commitment fee to the investor in the amount of 3,000,000 shares of common stock of the Company fully vested (valued at $0.067 per share, the closing price of the common stock of the Company on the date of the agreement). The Company recorded $201,000 of stock-based compensation expense based on the grant date fair value of these shares during the nine months ended July 31, 2022.

On September 1, 2022, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with Tysadco and a Registration Rights Agreement (the “Registration Rights Agreement”) with Tysadco.

Pursuant to the Purchase Agreement, Tysadco committed to purchase, subject to certain restrictions and conditions, up to $10,000,000 worth of the Company’s common stock (the “Commitment”), over a period of 24 months from the effectiveness of the registration statement registering the resale of shares purchased by Tysadco pursuant to the Purchase Agreement (the “Registration Statement”).

The Purchase Agreement provides that at any time after the effective date of the Registration Statement, from time to time on any business day selected by the Company (the “Purchase Date”), the Company shall have the right, but not the obligation, to direct Tysadco to buy the lesser of $1,000,000 in common stock per sale or 500% of the daily average share value traded for the 10 days prior to the closing request date, at a purchase price of 80% of the of the two lowest individual daily VWAPs during the ten (10) trading days preceding the draw down or put notice (“Valuation Period”), with a minimum request of $25,000. The payment for the shares covered by each request notice will occur on the business day immediately following the Valuation Period.

In addition, Tysadco will not be obligated to purchase shares if Tysadco’ s total number of shares beneficially held at that time would exceed 9.99% of the number of shares of the Company’s common stock as determined in accordance with Rule 13d-1(j) of the Securities Exchange Act of 1934, as amended. In addition, the Company is not permitted to draw on the Purchase Agreement unless the Registration Statement covering the resale of the shares is effective.

The Purchase Agreement also contains customary representations and warranties of each of the parties. The assertions embodied in those representations and warranties were made for purposes of the Purchase Agreement and are subject to qualifications and limitations agreed to by the parties in connection with negotiating the terms of the Purchase Agreement. The Purchase Agreement further provides that the Company and Tysadco are each entitled to customary indemnification from the other for, among other things, any losses or liabilities they may suffer as a result of any breach by the other party of any provisions of the Purchase Agreement or Registration Rights Agreement. The Company has the unconditional right, at any time, for any reason and without any payment or liability, to terminate the Purchase Agreement.

Pursuant to the terms of the Registration Rights Agreement, the Company is obligated to use its commercially reasonable efforts to file a registration statement with the Securities and Exchange Commission within thirty (30) days after the date of such agreement, to register the resale by Tysadco of the shares of common stock issuable under the Purchase Agreement.

Shares Issued - Promissory Note:

As described in Note 9, in connection with the issuance of the Promissory Note on January 11, 2022, the Company issued the Purchaser’s 3,076,923 commitment shares valued at $123,000. In addition, in connection with the Extension on July 11, 2022, the Company issued the Purchaser an additional 1,538,462 commitment shares valued at $33,231.

Shares Issued – Amendment of consulting agreement:

On August 19, 2022 the Company and a consultant (“Consultant”) agreed to an amendment to the consulting agreement whereby the Consultant was issued 5,000,000 shares of common stock of the Company and received a $20,000 cash payment in exchange for satisfaction of approximately $200,000 in outstanding consulting fees due to the Consultant up through August 31, 2022. The parties also agreed to the reduction of future fees payable to the Consultant from $40,000 per month to $15,000 per month for the period September 2022 through March 2023.

The shares issued were valued at $0.0235 per share, the closing price of the common stock of the Company on the effective date of the settlement, totaling $117,500.

Shares Issued – Settlement of Litigation:

As described in Note 13, during April 2022 the Company settled a lawsuit whereby the Company paid LAE $45,000 in cash and 2,000,000 shares of restricted common stock of the Company. The shares issued were valued at $0.0219 per share, the closing price of the common stock of the Company on the effective date of the settlement, totaling $43,800.

Management and Consultants Performance Stock Plan

On April 25, 2020, the Company approved the adoption of the Management and Consultants Performance Stock Plan (“MCPP”) providing for the grant to current senior executive members of management and third-party consultants shares of common stock of the Company (“Shares”) based on the achievement of certain defined operational performance milestones (“Milestones”).

On June 29, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to the current senior executive members of management and the current non-executive members of the Board based on the Company completing any transaction occurring while employed and/or serving as a member of the Board, respectively, that results in a change in control of the Company or any sale of substantially all the assets of the Company (“Transaction”) which upon after giving effect to such issuance of shares below, corresponds to a minimum pre-Transaction fully diluted price per share of the Company’s common stock in the amounts indicated below:

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances
(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro
(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

On August 14, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to each Dr. Maria I. Mitrani and Ian Bothwell based on the Company obtaining aggregate gross fundings (grants for research and development and clinical trials, purchase contracts for Company products, debt and/or equity financings) or other financial awards during the term of employment with the Company based on the amounts indicated below:

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

On September 23, 2020, the Board amended the MCPP, providing for the grant of common stock of the Company of 15.0 million, 7.5 million and 15.0 million shares of common stock of the Company, respectively, to each Albert Mitrani, Dr. Maria I. Mitrani and Ian Bothwell upon such time that the Company’s common stock trades above $0.25 per share, $0.50 per share and $0.75 per share, respectively, for 30 consecutive trading days subsequent to March 31, 2021 and provided such milestone occurs during the term of employment with the Company.

In addition, each of the current executives were entitled to receive an additional 7 million shares, which when combined with all previous IND and/or eIND’s Milestones previously issued under the MCPP of 43 million shares, represents the total of all incentive shares to be issued to each executive in connection with the combined thirteen IND’s and/or eIND’s Milestones achieved through September 23, 2020. In the future, each of the current executives shall be entitled to receive 5 million shares as a performance incentive for each IND and/or “Expanded Access” approval (and excluding all eIND’s) received by the Company that involve more than 15 patients and provided such milestone occurs during the term of employment with the Company.

On February 10, 2021, the Board amended the MCPP, providing for the grant of common stock of the Company of 5 million shares for each Phase II clinical trial completed, 5 million shares for each Phase III clinical trial approved and initiated (deemed to be upon the time the first patient is enrolled) and 10.0 million shares for each Phase III clinical trial fully enrolled. In addition, the CMO’s portion of a designated grant for an achievement of any applicable Milestone subsequent to September 23, 2020 was reduced to 30% until the time that the CMO becomes a full-time employee of the Company.

Pursuant to the MCPP, a total of 342,500,000 shares have been issued and as described above, additional shares are authorized to be issued under the MCPP subject to the achievement of the defined contingent performance based milestones described above and provided the milestones are achieved while the individual is employed and/or serving as a member of the Board:

	MCPP	MCPP Remaining
	Shares	Shares
Name	Issued	Authorized
Albert Mitrani	80,000,000	137,500,000
Ian Bothwell	80,000,000	167,500,000
Dr. Maria Mitrani	80,000,000	167,500,000
Dr. George Shapiro	69,500,000	100,000,000
Dr. Allen Meglin	-	5,000,000
Michael Carbonara	-	5,000,000
Consultants	33,000,000	-
Total	342,500,000	582,500,000

In connection with the MCPP Shares that have been awarded to date, all such shares were issued in connection with the MCPP Shares approved on April 25, 2020 and accordingly were valued $0.027 per share, the closing price of the common stock of the Company on the date that those respective MCPP Shares were approved.

Upon completion of the Share Exchange on October 29, 2021, the MCPP (but not Awards of unexchanged shares of our common stock) was terminated.

In connection with the Closing, the Company and each of the grantees of awards authorized but not yet issued under the MCPP (“Awards”) agreed to waive and terminate their respective Awards.

Unvested Equity Instruments:

A summary of unvested equity instruments outstanding for the nine months ended July 31, 2022 and 2021 are presented below:

	Number of Nonvested Shares	Weighted- Average Grant Date Fair Value
Outstanding at October 31, 2021	83,844,445	$0.062
Non-Vested Shares Granted	25,900,000	$0.034
Vested	(3,601,979)	$0.049
Expired/Forfeited	-	$-
Outstanding at July 31, 2022	106,142,466	$0.055

	Number of Nonvested Shares	Weighted- Average Grant Date Fair Value
Outstanding at October 31, 2020	1,111,111	$0.029
Non-Vested Shares Granted	-	$-
Vested	(499,998)	$0.029
Expired/Forfeited	-	$-
Outstanding at July 31, 2021	611,113	$0.029

NOTE 10 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 10,000,000 shares of $0.001 par value preferred stock in one or more designated series, each of which shall be so designated as to distinguish the shares of each series of preferred stock from the shares of all other series and classes. The Company’s board of directors is authorized, without stockholders’ approval, within any limitations prescribed by law and the Company’s Articles of Incorporation, to fix and determine the designations, rights, qualifications, preferences, limitations and terms of the shares of any series of preferred stock.

Issued Shares

As of October 31, 2021, there were no designations of Preferred Stock authorized or outstanding.

Common Stock

On May 18, 2020 and May 19, 2020, pursuant to the Nevada Revised Statutes and the Bylaws of the Company, the Board of Directors of the Company and the stockholders having the voting equivalency of 50.30% of the outstanding capital stock, respectively, approved the filing of an amendment to the Articles of Incorporation of the Company to increase the authorized amount of common stock from 750,000,000 to 1,500,000,000, without changing the par value of the common stock or authorized number and par value of “blank check” Preferred Stock. On June 2, 2020, the Company filed a Definitive 14C with the SEC regarding the corporate action. On June 24, 2020, the Company filed a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to effectuate the corporate action on June 24, 2020.

On December 21, 2020 and January 4, 2021, pursuant to the Nevada Revised Statutes and the Bylaws of the Company, the Board of Directors of the Company and the stockholders having the voting equivalency of 53.55% of the outstanding capital stock, respectively, approved the filing of an amendment to the Articles of Incorporation of the Company to increase the authorized amount of common stock from 1,500,000,000 to 2,500,000,000, without changing the par value of the common stock or authorized number and par value of “blank check” Preferred Stock. On January 19, 2021, the Company filed a Definitive 14C with the SEC regarding the corporate action. On February 9, 2021, the Company intends to file the Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to effectuate the corporate action on February 9, 2021.

Issuances of Common Stock - Sales:

During November 2019 through January 2020, the Company sold 3,250,000 shares of common stock to three “accredited investors” at $0.02 per share for an aggregate purchase price of $65,000. The proceeds were used for working capital.

During February 2020 through April 2020, the Company sold 11,050,000 shares of common stock to five “accredited investors” at $0.02 per share for an aggregate purchase price of $221,000. The proceeds were used for working capital.

During April 2020 through May 2020, the Company sold 11,000,000 shares of common stock to Dr. Allen Meglin, a director of the Company at $0.02 per share for an aggregate purchase price of $220,000. During July, August and October 2020, the Company sold an additional 1,166,666 shares, 422,514 shares, and 625,000 shares of common stock to Dr. Allen Meglin at $0.03 per share, $0.10 per share and $0.08 per share, respectively, for an aggregate purchase price of $127,251. The proceeds from all of the above sales were used for working capital. Certain of the above transactions were at sales prices that were at a discount to the trading prices as of the effective dates of the transactions, resulting in additional stock-based compensation expense of $195,869, which has been recorded during the year ended October 31, 2020.

On April 27, 2020, the Company sold 5,000,000 shares of common stock to Republic Asset Holdings LLC., a Company controlled by Michael Carbonara, a director of the Company, at $0.02 per share for an aggregate purchase price of $100,000. The proceeds were used for working capital. The sales price was at a discount to the trading price of $0.0269 as of the effective date of the transaction, resulting in additional stock-based compensation expense of $34,500, which has been recorded during the year ended October 31, 2020.

During May 2020, the Company sold 3,000,000 shares of common stock to two “accredited investors” at $0.02 per share for an aggregate purchase price of $60,000. The proceeds were used for working capital.

During July and August 2020, the Company completed the private placement to 19 accredited investors for the sale of 13,499,992 shares of Common stock of the Company at a selling price of $0.03 per share for an aggregate amount of $405,000 (“Sale”). In connection with the Sale, the Company agreed that all of the proceeds from the Sale are to be deposited into a separate bank account (“Sale Account”) of the Company and the proceeds are to be used exclusively to fund the costs associated with the Company’s ongoing public company filing requirements, including audit, tax, valuation and legal fees. The Company also agreed to maintain the Sale Account with a minimum cash balance of $25,000 at all times until such time that the Company has filed all required financial reports through the period ended July 31, 2021.

During July 2020, the Company sold 1,000,000 shares of common stock to two “accredited investors”, at $0.02 per share and $0.03 per share, respectively for an aggregate purchase price of $25,000. The proceeds were used for working capital.

During August 2020, the Company sold 8,606,665 shares of common stock to nine “accredited investors”, at prices ranging from $0.03 per share and $0.06 per share, for an aggregate purchase price of $392,100. The proceeds were used for working capital.

During September 2020, the Company sold 4,800,000 shares of common stock to five “accredited investors”, at prices ranging from $0.06 per share and $0.10 per share, for an aggregate purchase price of $410,000. The proceeds were used for working capital.

During October 2020, the Company sold 2,033,333 shares of common stock to five “accredited investors”, at prices ranging from $0.06 per share and $0.10 per share, for an aggregate purchase price of $170,000. The proceeds were used for working capital.

During November 2020, the Company sold 800,000 shares of common stock to an “accredited investor”, at $0.05 per share, for an aggregate purchase price of $40,000. The proceeds were used for working capital.

During February 2021, the Company sold an aggregate of 12,340,910 shares of common stock to five “accredited investors”, at prices ranging from $0.05 per share to $0.06 per share for an aggregate purchase price of $665,000. The proceeds were used for working capital.

On February 22, 2021, the Company sold 1,818,181 shares of common stock to Republic Asset Holdings LLC., a Company controlled by Michael Carbonara, a director of the Company, at $0.055 per share for an aggregate purchase price of $100,000. The proceeds were used for working capital. The sales price was at a discount to the trading price of $0.086 as of the effective date of the transaction, resulting in additional stock-based compensation expense of $56,364, which has been recorded during the year ended October 31, 2021.

During April 2021, the Company sold an aggregate of 13,677,821 shares of common stock to seven “accredited investors” at prices ranging from $0.03 per share to $0.25 per share for an aggregate purchase price of $535,000. The proceeds were used for working capital.

During May 2021, the Company sold an aggregate of 2,087,822 shares of common stock to eight “accredited investors” at prices ranging from $0.13 per share to $0.15 per share for an aggregate purchase price of $286,250. The proceeds were used for working capital.

During the period June 2021 through July 2021, the Company sold an aggregate of 11,541,500 shares of common stock to four “accredited investors” at prices ranging from $0.05 per share to $0.13 per share for an aggregate purchase price of $631,020. The proceeds were used for working capital.

During August 2021, the Company sold an aggregate of 3,000,000 shares of common stock to one “accredited investor” at $0.05 per share for an aggregate purchase price of $150,000. The proceeds were used for working capital.

During October 2021, the Company sold an aggregate of 7,500,000 shares of common stock to four “accredited investors” at $0.04 per share for an aggregate purchase price of $300,000. The proceeds were used for working capital.

In November 2021, the Company sold an aggregate of 8,000,000 shares of common stock to one “accredited investor” at $0.05 per share for an aggregate purchase price of $400,000. The proceeds were used for working capital.

In February 2022, the Company sold an aggregate of 8,333,333 shares of common stock to one “accredited investor” at $0.03 per share for an aggregate purchase price of $250,000. The proceeds were used for working capital.

Issuances of Common Stock – Stock Compensation:

Upon execution of the VP Agreements, each of the Sales Executives were granted 1,000,000 shares of unregistered common stock of the Company (“Execution Shares”) valued at $0.035 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $35,000 of stock-based compensation expense on the grant date for each issuance. The VP Agreements also provide each Sales Executives the right to receive a minimum of 750,000 shares of common stock at the end of each quarterly anniversary of the VP Agreements throughout the Initial Term (maximum 9,000,000 shares) (“Performance Shares”), provided that the VP Agreements remain in effect during the applicable quarterly period. For the year ended October 31, 2021 and 2020, each Sales Executive has vested an additional 6,300,000 and 2,250,000 Performance Shares (total 17,100,000 shares). The Company recorded stock-based compensation expense for the years ended October 31, 2021 and 2020 in connection with the vested Execution Shares and Performance Shares of $323,400 and $227,500, respectively (see Note 12).

In connection with the execution of the Consultants Agreement, the Company issued to the Consultants 12,000,000 shares of unregistered common stock (“Shares”) valued at $0.022 per share, the closing price of the common stock of the Company on the grant date. The Company recorded a total of $266,400 of stock-based compensation expense during the year ended October 31, 2020 based on the vesting of the Shares (50% of the Shares vest as of the Effective Date of the Consultants Agreement and 50% of the Shares vest on the six-month anniversary of the Consultants Agreement). In connection with the execution of the Amendment of the Consultant’s Agreement, the Company issued to the Consultants 20,000,000 shares of unregistered common stock (“Shares”) valued at $0.0614 per share, the closing price of the common stock of the Company on the grant date. The Company will amortize the costs associated with this issuance of $1,228,000 over the remaining term of the Consultant’s Agreement. The shares issued vest 50% as of the date of the Amendment and the remaining 50% will vest on December 31, 2021 or upon the date that the Company obtains approval for certain IND’s submitted, whichever is sooner. The Company recorded a total of $358,167 of stock-based compensation expense during the year ended October 31, 2021.

During the period November 1, 2019 through January 31, 2020, in consideration for agreeing to provide lab and administrative consulting services to the Company, the Board approved the issuance to three individuals an aggregate of 650,000 shares of unregistered common stock valued between $0.027 and $0.031 per share, the closing price of the common stock of the Company on the respective grants dates. The Company recorded $18,650 of stock-based compensation expense during the year ended October 31, 2020.

During the period February 1, 2020 through April 30, 2020, in consideration for agreeing to provide lab and administrative consulting services to the Company, the Board approved the issuance to four individuals an aggregate of 2,725,000 shares of unregistered common stock valued between $0.029 and $0.034 per share, the closing price of the common stock of the Company on the respective grants dates. The Company recorded $89,458 of stock-based compensation expense during the year ended October 31, 2020.

During the period May 1, 2020 through July 31, 2020, in consideration for agreeing to provide lab and administrative consulting services to the Company, the Board approved the issuance to eight individuals an aggregate of 925,000 shares of unregistered common stock valued between $0.031 and $0.048 per share, the closing price of the common stock of the Company on the respective grants dates. For certain of the issuances, the stock vests on January 31, 2021, provided the recipient remains engaged with the Company during the period. The Company recorded $27,809 of stock-based compensation expense during the year ended October 31, 2020.

During April 2020, May 2020, September 2020 and October 2020, in consideration for agreeing to provide medical consulting and advisory services to the Company, the Board approved the issuance to nine individuals an aggregate of 1,050,000 shares of unregistered common stock valued between $0.023 and $0.28 per share, the closing price of the common stock of the Company on the respective grants dates. The Company recorded $96,600 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2020.

During February 2020, in recognition of past services provided to the Company through February 2020, the Board approved the issuance to the CMO of 5,000,000 shares of unregistered common stock valued at $0.028 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $140,000 of stock-based compensation expense during the year ended October 31, 2020 based on the fair value of these shares on the grant date.

In connection with the resignation of an independent member of the Board of Directors of the Company in April 2020, the Board approved the issuance to the director of 736,808 shares of unregistered common stock valued at $0.022 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $16,210 of stock-based compensation expense during the during the year ended October 31, 2020 based on the fair value of these shares on the grant date.

On May 28, 2020, the Company entered into a distribution agreement with a company owned by Jack Mitrani, the son of Mr. Mitrani. Under the terms of the agreement, the Company agreed to grant the distributor 3,000,000 shares of unregistered common stock valued at $0.115 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $345,000 of stock-based compensation expense during the year ended October 31, 2020 based on the fair value of these shares on the grant date. In addition, the distribution agreement also provides for future stock incentives based on future sales that are generated by the distributor based on a conversion price equal to 75% of the trading price of the common stock on the last day of the month in which the incentive was earned.

On May 15, 2020 (“Effective Date”), the Company entered into an advisor agreement with a third party (“Advisor”) whereby the Advisor will provide financial advisory services (see Note 12). As consideration, the Company agreed to issue the Advisor 1,000,000 shares of common stock (“Grant”), of which 250,000 shares shall be fully vested as of the Effective Date, 250,000 shares vest on the sixth month anniversary of the Effective Date, 250,000 shares vest on the ninth month anniversary of the Effective Date and 250,000 shares vest on the twelfth month anniversary of the Effective Date, provided however that the Agreement is in full effect during such vesting period(s) for the respective portion of the Grant. In addition, Company agreed to grant 3-year warrants to the Advisor to purchase 6,000,000 shares of common stock of the Company at a purchase price of $0.04 per share (“Warrants”), of which Warrants to purchase 2,000,000 unrestricted shares shall be vested upon the Effective Date of the agreement and 2,000,000 and 2,000,000 of the remaining Warrants shall vest on the eighteenth month and thirtieth month anniversary of the Effective Date of the agreement, respectively, provided however that the Agreement is renewed and in full effect during the applicable vesting period(s) for the respective portion of the grant. Notwithstanding the above, any unvested Grant or Warrants prescribed above will immediately become vested shares if (a) the Company concludes a transaction involving any of the entities introduced by Advisor based on a transaction value greater than $5MM or (b) the Company completes any transaction that results in a change in control or any financing transaction with an aggregate value of at least $25MM. The Grant shares were valued at $0.04 per share, the closing price of the common stock of the Company on the grant date. The Company will record $10,000 of stock-based compensation expense during each quarter in which the Grant shares become vested based on the fair value of these vested shares on the grant date. During October 2020, the Company terminated the agreement with the Advisor as provided for under the advisor agreement.

During July 2020, the Company entered into a consulting agreement with a third party to provide investment banking related consulting services for a minimum period of six months. As consideration for agreeing to provide consulting services to the Company, the Company issued the consultant 5,000,000 shares of unregistered common stock valued at $0.05 per share, the closing price of the common stock of the Company on the effective date of the agreement. All of the shares granted vested immediately on the date of issuance. The Company recorded $250,000 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2020.

During August 2020, the Company entered into two separate consulting agreements with third parties to provide marketing and public relations services for a minimum period of six months. As consideration for agreeing to provide consulting services to the Company, the Company issued the consultants 300,000 shares and 25,000 shares, respectively, of unregistered common stock valued at $0.127 per share, the closing price of the common stock of the Company on the effective date of the agreements. The Company recorded a total of $40,790 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2020.

During October 2020, in consideration for agreeing to provide lab and administrative consulting services to the Company, the Board approved the issuance to two individuals an aggregate of 230,000 shares of unregistered common stock valued between $0.035 and $0.17 per share, the closing price of the common stock of the Company on the respective grants dates. The Company recorded $8,730 of stock-based compensation expense during the during the year ended October 31, 2020.

During November 2020, the Company entered into an additional consulting agreement with a third party to provide consulting services in connection with the development of international research and development, sales and distribution and financing opportunities for a period of six months. As consideration for agreeing to provide the consulting services to the Company, the Company issued the consultant 2,000,000 shares of fully vested unregistered common stock valued at $0.151 per share, the closing price of the common stock of the Company on the effective date of the agreement. The Company recorded $302,000 of stock-based compensation expense during the year ended October 31, 2021. On August 9, 2021, the Company and the third party entered into another consulting agreement with substantially the same terms and condition as provided for in the original agreement. The 2,000,000 shares of fully vested unregistered common stock issued to the consultant under the new agreement were valued at $185,400 (valued at $0.093 per share, the closing price of the common stock of the Company on the effective date of the agreement). The Company recorded $92,700 of stock-based compensation expense during the year ended October 31, 2021 based on the grant date fair value of these shares amortized over the term of the agreement.

During November 2020, in consideration for agreeing to provide medical consulting and advisory services to the Company, the Board approved the issuance to one individual an aggregate of 250,000 shares of unregistered common stock valued at $0.145 per share, the closing price of the common stock of the Company on the respective grant dates. The Company recorded $36,225 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2021.

During December 2020, the Board approved the bonus of 47,675,000 shares of newly issued common stock to executive management (consisting of Mr. Mitrani, Dr. Mitrani and Mr. Bothwell) totaling 45,000,000 shares; non-executive Board members (consisting of Mr. Carbonara and Dr. Meglin) totaling 2,000,000 shares; administrative staff totaling 550,000; and to several medical advisors totaling 125,000 shares valued at $0.12 per share, the closing price of the common stock of the Company on the respective grant dates. The Company recorded a total of $5,721,000 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2021.

During April 2021, the Board approved the bonus of 500,000 shares of newly issued common stock to an employee valued at $0.055 per share, the closing price of the common stock of the Company on the grant date. The Company recorded a total of $27,450 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2021.

During December 2020, January 2021 and February 2021, the Company issued to various employees and consultants 25,000, 240,000 and 50,000 shares of unregistered common stock, respectively, valued at prices ranging from $0.035 to $0.17 per share, the closing price of the common stock of the Company on the respective grant dates. The Company recorded a total of $19,855 of stock-based compensation expense during the year ended October 31, 2021 based on the grant date fair value of these shares.

During February 2021, the Company entered into a consulting agreement with a third party to provide consulting services for a one-year period. As consideration for agreeing to provide consulting services to the Company, the Company agreed to issue the consultant 500,000 shares of unregistered common stock upon completion of the three-month anniversary of the agreement. In addition, the Company has agreed to provide an additional 250,000 shares of newly issued common stock for each celebrity and/or athlete which the consultant arranges to provide marketing services to the Company and that is responsible for bringing a minimum of $75,000 of monthly revenues in connection with sales of the Company’s products, up to a maximum of 1,500,000 shares. The shares issued were valued at $0.095 per share, the closing price of the common stock of the Company on the effective date of the agreement, totaling $47,500. The Company will amortize the costs associated with the issuance over the term of the agreement. The Company amortized $35,625 of stock-based compensation expense during the year ended October 31, 2021.

During April 2021, the Company entered into a consulting agreement with a third party to provide investor relation services. The term of the agreement is month to month and may be terminated with or without cause. As consideration for agreeing to provide the consulting services to the Company, the Company has agreed to pay the consultants a minimum of $15,000 per month and to issue 500,000 shares of restricted common stock which vested fully on May 21, 2021 (valued at $0.057 per share, the closing price of the common stock of the Company on the grant date). The Company recorded a total of $28,500 of stock-based compensation expense during the year ended October 31, 2021.

During March 2021, April 2021 and May 2021, the Company granted a total of 750,000 of common stock to various consultants valued at prices ranging from $0.049 per share to $0.40 per share, the closing price of the common stock of the Company on the respective grant dates. The Company recorded $85,075 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2021.

On June 4, 2021, the Company and an employee agreed to amendment of the employee’s employment agreement. Under the terms of the amendment, the employee agreed to extend the term of the agreement through December 31, 2022 and the Company agreed to grant the employee 1,000,000 shares of common stock of the Company to vest upon execution of the amendment (valued at $0.136 per share, the closing price of the +common stock of the Company on the grant date). In addition, the employee is eligible to receive up to an aggregate of 3,000,000 additional shares of common stock based on achievement of certain milestones. The total value of the stock granted in connection with the amendment of $136,000 will be amortized beginning June 4, 2021 over the remaining term of the agreement. The Company recorded $35,789 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2021.

During June 2021, the Company granted a total of 1,100,000 of common stock to various consultants and service providers valued at prices ranging from $0.14 per share to $0.148 per share, the closing price of the common stock of the Company on the respective grant dates. The Company recorded $154,740 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2021.

On June 10, 2021, the Company agreed to issue 60,000 shares of common stock to a service provider as a prepayment for future services to be provided to the Company valued at $10,000 (valued at $0.167 per share, the closing price of the common stock of the Company on the date of the agreement).

On December 27, 2021, the Company and an employee agreed to amendment of the employee’s employment agreement. Under the terms of the amendment, the employee agreed to extend the term of the agreement through December 31, 2024 and the Company agreed to increase the employee’s annual salary from $180,000 per year to $210,000 per year effective January 1, 2022. In connection with the amendment, the Company agreed to grant the employee the employee 1,000,000 shares of common stock of the Company to vest over the remaining term of the agreement (valued at $.029 per share, the closing price of the common stock of the Company on the grant date). The total value of the stock granted in connection with the amendment of $29,000 will be amortized over the remaining term of the agreement.

Equity Line Of Credit Commitment:

During November 2021, the Company entered into an agreement with an investor whereby the investor has agreed to provide the Company with a $10,000,000 equity line of credit facility (“ELOC”), subject to many conditions including the Company determining to proceed with the ELOC, approval and execution of definitive agreements for the ELOC and the Company subsequently filing a registration statement covering the underlying shares to be sold under the ELOC. The Company is not obligated to proceed with the ELOC or file a registration statement for the ELOC. In connection with the above, the investor agreed to purchase 7,000,000 restricted common shares of the Company priced at $0.05 per share ($350,000) upon such time that the Company initially files the registration statement for the ELOC. In connection with the above, the Company agreed to pay a commitment fee to the investor in the amount of 3,000,000 shares of common stock of the Company fully vested (valued at $0.067 per share, the closing price of the common stock of the Company on the date of the agreement). The Company will record $201,000 of stock-based compensation expense based on the grant date fair value of these shares during the quarter ended January 31, 2022.

Issuances of Common Stock – Conversion of Debt:

As more fully described in Note 8, the Noteholder fully funded the Funding Facility as prescribed on February 12, 2020 and the Company converted the Funding Facility into 40,000,000 shares of common stock of the Company (approximately $0.013 per share).

As more fully described in Note 8, during October 2020, the Company and the holder of the $20,000 debenture, agreed to convert the principal amount of the $20,000 debenture plus interest accrued and unpaid through the date of the conversion totaling approximately $20,300 into 160,000 shares of common stock of the Company (approximately $0.125 per share).

Issuances of Common Stock – Exchange of balances due on accounts payable for stock:

During February 2021, the consulting arrangement was amended whereby the CMO’s accrued and unpaid consulting fees of $82,250 were fully satisfied though the issuance of 500,000 shares of newly issued common stock of the Company valued at $0.165 per share (share price was $0.084 per share on the date of the exchange). Furthermore, until the CMO becomes a full-time employee of the Company and provided the CMO continues to serve in his current position, the CMO shall receive compensation equal to $27,000 per quarter beginning May 1, 2021, payable in cash or in stock (based on the average monthly trading price of the common stock during the applicable quarter) at the option of the Company.

During May 2021, the Company and two employees agreed to exchange $30,973 of commission payables due to the employees for 176,989 shares of newly issued common stock valued at $0.175 per share, the closing price of the common stock of the Company on the date of the exchange.

Management and Consultants Performance Stock Plan

On April 25, 2020, the Company approved the adoption of the Management and Consultants Performance Stock Plan (“MCPP”) providing for the grant to current senior executive members of management and third-party consultants shares of common stock of the Company (“Shares”) based on the achievement of certain defined operational performance milestones (“Milestones”).

On June 29, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to the current senior executive members of management and the current non-executive members of the Board based on the Company completing any transaction occurring while employed and/or serving as a member of the Board, respectively, that results in a change in control of the Company or any sale of substantially all the assets of the Company (“Transaction”) which upon after giving effect to such issuance of shares below, corresponds to a minimum pre-Transaction fully diluted price per share of the Company’s common stock in the amounts indicated below.

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances
(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro
(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

On August 14, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to each Dr. Maria I. Mitrani and Ian Bothwell based on the Company obtaining aggregate gross fundings (grants for research and development and clinical trials, purchase contracts for Company products, debt and/or equity financings) or other financial awards during the term of employment with the Company based on the amounts indicated below:

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

On September 23, 2020, the Board amended the MCPP, providing for the grant of common stock of the Company of 15.0 million, 7.5 million and 15.0 million shares of common stock of the Company, respectively, to each Albert Mitrani, Dr. Maria I. Mitrani and Ian Bothwell upon such time that the Company’s common stock trades above $0.25 per share, $0.50 per share and $0.75 per share, respectively, for 30 consecutive trading days subsequent to March 31, 2021 and provided such milestone occurs during the term of employment with the Company.

In addition, each of the current executives were entitled to receive an additional 7 million shares, which when combined with all previous IND and/or eIND’s Milestones previously issued under the MCPP of 43 million shares, represents the total of all incentive shares to be issued to each executive in connection with the combined thirteen IND’s and/or eIND’s Milestones achieved through September 23, 2020. In the future, each of the current executives shall be entitled to receive 5 million shares as a performance incentive for each IND and/or “Expanded Access” approval (and excluding all eIND’s) received by the Company that involve more than 15 patients and provided such milestone occurs during the term of employment with the Company.

On February 10, 2021, the Board amended the MCPP, providing for the grant of common stock of the Company of 5 million shares for each Phase II clinical trial completed, 5 million shares for each Phase III clinical trial approved and initiated (deemed to be upon the time the first patient is enrolled) and 10.0 million shares for each Phase III clinical trial fully enrolled. In addition, the CMO’s portion of a designated grant for an achievement of any applicable Milestone subsequent to September 23, 2020 was reduced to 30% until the time that the CMO becomes a full-time employee of the Company.

Pursuant to the MCPP, a total of 342,500,000 shares have been issued and as described above, additional shares are authorized to be issued under the MCPP subject to the achievement of the defined contingent performance based milestones described above and provided the milestones are achieved while the individual is employed and/or serving as a member of the Board:

	MCPP	MCPP Remaining
	Shares	Shares
Name	Issued	Authorized
Albert Mitrani	80,000,000	137,500,000
Ian Bothwell	80,000,000	167,500,000
Dr. Maria Mitrani	80,000,000	167,500,000
Dr. George Shapiro	69,500,000	100,000,000
Dr. Allen Meglin	-	5,000,000
Michael Carbonara	-	5,000,000
Consultants	33,000,000	-
Total	342,500,000	582,500,000

The Company will record stock-based compensation expense in connection with any MCPP Shares that are actually awarded based on the fair value as of the initial grant date that the respective milestone for the MCPP Shares were approved. In connection with the MCPP Shares that have been awarded to date, all such shares were issued in connection with the MCPP Shares approved on April 25, 2020 and accordingly were valued $0.027 per share, the closing price of the common stock of the Company on the date that those respective MCPP Shares were approved.

During the years ended October 31, 2021 and 2020, a total 49,500,000 shares and 293,000,000 shares, respectively, were issued in connection with certain Milestones achieved. The Company recorded a total of $1,336,500 and $7,911,000 of stock-based compensation expense during the years ended October 31, 2021 and 2020, respectively. For the MCPP Shares approved on April 25, 2020, June 29, 2020, August 14, 2020, September 23, 2020, and February 10, 2021, the closing price of the common stock of the Company was $0.027, $0.056, $0.128, $0.28 and 0.108, respectively.

Upon completion of the Share Exchange (see below), the MCPP (but not Awards of unexchanged shares of our common stock) was terminated.

2021 Plan and Share Exchange Agreement

In September 2021, the Company adopted the 2021 Equity Incentive Plan (“2021 Plan”). The 2021 Plan permits the grant of Incentive Stock Options, Nonstatutory Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Performance Units, and Performance Shares (an “Award”) to any person who is an employee or director of, or consultant to the Company. The maximum aggregate number of shares that may be issued pursuant to all Awards is 250,000,000 shares.

The 2021 Plan is administered by (a) the board of the directors of the Company; or (b) a committee designated by the board, which Committee shall be constituted in such a manner as to satisfy the applicable laws and to permit such grants and related transactions under the Plan to be exempt from Section 16(b) of the Exchange Act in accordance with Rule 16b-3. Once appointed, such committee shall continue to serve in its designated capacity until otherwise directed by the board. The board of directors may at any time amend, suspend, or terminate the Plan; provided, however, that no such amendment shall be made without the approval of the Company’s shareholders to the extent such approval is required by applicable laws.

On October 29, 2021, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with shareholders (including executive officers) who were issued shares under (i) various consulting and employment agreements during 2021 (the “Service Providers”), and (ii) those shareholders who were issued shares of common stock pursuant to the MCPP (the “MCPP Holders”).

The Service Providers who executed the Exchange Agreement were issued a total of 30,300,000 shares under their respective consulting or employment agreements (the “Service Provider Shares”), and the MCPP Holders who executed the Exchange Agreement received a total of 49,500,000 shares under the MCPP, for an aggregate of 79,800,000 shares of common stock. As of the effective date of the Exchange Agreement, the Service Providers and MCPP Holders who executed the Exchange Agreement agreed to exchange their respective Service Provider Shares or the shares issued under the MCPP for newly issued shares pursuant to the 2021 Plan (on a 1:1 basis, resulting in the issuance of 79,800,000 shares of common stock under the 2021 Plan (the “Exchange Shares”). Upon completion of the Share Exchange, the 2020 Plan and the MCPP (but not Awards of unexchanged shares of our common stock) were terminated.

The shares received in connection with the Exchange Agreement were treated as a modification to the original awards granted. The Company determined that there was not any incremental value resulting from the exchange and as a result there was no additional compensation costs recorded.

As of October 31, 2021, a total of 83,400,000 shares of our common stock, including the Exchange Shares have been awarded under the 2021 Plan.

Unvested Equity Instruments:

A summary of unvested equity instruments outstanding for the years ended October 31, 2021 and 2020 are presented below:

	Number of Nonvested Shares	Weighted- Average Grant Date Value
Outstanding at October 31, 2020	1,111,111	$0.029
Non-Vested Shares Granted	83,400,000	$0.062
Vested	666,666	$0.029
Expired/Forfeited	-	$-
Outstanding at October 31, 2021	83,844,445	$0.062

	Number of Nonvested Shares	Weighted- Average Grant Date Value
Outstanding at October 31, 2019	1,777,777	$0.029
Non-Vested Shares Granted	-	$-
Vested	666,666	$0.029
Expired/Forfeited	-	$-
Outstanding at October 31, 2020	1,111,111	$0.029

As of October 31, 2021, the total compensation cost related to nonvested awards not yet recognized and the weighted-average period over which such costs are expected to be recognized was $1,093,022 and 14.3 months, respectively.

As of October 31, 2020, the total compensation cost related to nonvested awards not yet recognized and the weighted-average period over which such costs are expected to be recognized was $32,222 and 20.0 months, respectively.